Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 14: - BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Year ended December 31,
	2023	2024	2025
Numerator:

Net loss	$(29,157)	$(31,750)	$(42,627)

Denominator:

Weighted-average shares used in computing net loss per share, basic and diluted	69,377,922	69,927,566	80,581,440

Net loss per share, basic and diluted	$(0.42)	$(0.45)	$(0.53)

The following securities were not included in the computation of diluted net loss per share, because to do so would have been anti-dilutive:

	Year ended December 31,
	2023	2024	2025

Outstanding share options	10,520,774	14,449,650	16,746,951
Unvested RSUs	813,268	857,899	747,506
Warrants	18,061,537	15,747,561	18,984,561

	29,395,579	31,055,110	36,479,018